SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Jan. 30, 2016 USD ($)	Jan. 31, 2015 USD ($)	Feb. 01, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized	$ 1.3
Number of retail discount stores	13,800
Number of states stores operating in	48
Number of Canadian provinces	5
Money market securities valued at cost, in Cash and cash equivalents	$ 462.9	$ 788.6
Debt instruments with original maturities in months, considered cash equivalents, range maximum (in months)	3 months
Settlement of debit card and credit card transaction process business days, range maximum (in business days)	3 months
Warehousing and distribution costs capitalized into inventory	$ 114.0	44.3
Software amortization period (in years)	3 years
Deferred Finance Costs, Noncurrent, Net		74.3
Accrued deferred financing costs	$ 0.0	58.4
Restricted investments	82.0	78.9
Short-term Investments	4.0	0.0
Deferred Compensation Plan Assets	21.1	5.5
Impairment charge for certain store assets	1.6	1.5	$ 0.5
Fair value of diesel fuel swap	0.8	5.7
Advertising costs	32.5	18.1	14.9
Stock-based compensation expense	$ 52.3	37.4	$ 36.2
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	39 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	40 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years
Long-term debt - Secured Senior Notes and Acquisition Notes [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt, Fair Value	$ 3,754.6
Long-term debt - term loans [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt, Fair Value	$ 3,886.1
Senior Notes [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt, Fair Value		$ 700.9